Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	BANK OF AMERICA CORP /DE/
Entity Central Index Key	0000070858
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes